RELATED PARTY TRANSACTIONS - PRIVATE PLACEMENT, ADVANCE & PROMISSORY NOTE (Details) - USD ($)				12 Months Ended
	Apr. 09, 2019	Apr. 09, 2019	Feb. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party				$ (24,948,000)	$ (41,711,000)	$ (24,567,000)
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
RELATED PARTY TRANSACTIONS
Proceeds from issuance of private placement warrants					9,111,465
Due from Related Parties				77,389
Due to Related Parties				400,000
Repayment of promissory note - related party				(400,000)	(400,000)
Monthly fees for office space, administrative support and salaries				37,000
Fees for services				444,000	370,000
Accrued expenses				$ 32,000	$ 0
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
RELATED PARTY TRANSACTIONS
Sale of units per share				$ 12.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Sale of units per share	$ 10.00	$ 10.00
Proceeds from issuance of private placement warrants	$ 5,684,685
Number of additional private placement warrants sold	74,310	74,310
Warrants exercise price share	$ 1.50	$ 1.50
Underwriting fees		$ 111,465
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Private Placement Warrants | Class A common stock
RELATED PARTY TRANSACTIONS
Warrants exercise price share				$ 11.50
Number of shares of common stock converted from each warrant				1
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Private Placement Warrants | Acamar Partners Sponsor I LLC (the "Sponsor")
RELATED PARTY TRANSACTIONS
Number of initial public offering units consummated			6,000,000
Sale of units per share			$ 1.50
Proceeds from issuance of private placement warrants			$ 9,000,000